Note 14 - Income Tax: Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Details
Book Income (loss)					$ (1,504,600)	$ (583,800)
Meals and Entertainment					1,600	1,000
Depreciation					(300)	(1,500)
Other Nondeductible Expense					77,900	394,900
Payroll accrual					6,000
Related party accruals					(500)	500
Valuation allowance					1,419,900	188,900
Provision for income taxes